Summary of Accumulated Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 134,255
Other comprehensive income (loss)	3,326	$ (27,759)
Ending Balance	137,581	134,255
Unrealized Foreign Currency Translation Gains (Losses) [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	509,582	616,363
Other comprehensive income (loss)	(25,925)	(106,781)
Ending Balance	483,657	509,582
Foreign Exchange Gain (Loss) on Net Investment Hedge [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(375,327)	(454,349)
Other comprehensive income (loss)	23,853	79,022
Ending Balance	(351,474)	(375,327)
Tax Benefit Related to Net Investment Hedge of Long Term Debt [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss)	5,398
Ending Balance	5,398
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	134,255	162,014
Other comprehensive income (loss)	3,326	(27,759)
Ending Balance	$ 137,581	$ 134,255